CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME / (LOSS) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Net (loss) / income	€ (17)	€ 64	€ 190
Items that will not be reclassified subsequently to the consolidated income statement
Remeasurement on post-employment benefit obligations	(20)	(61)	24
Income tax on remeasurement on post-employment benefit obligations	5	13	(6)
Items that may be reclassified subsequently to the consolidated income statement
Cash flow hedges	26	(8)	(25)
Net investment hedges	0	4	(4)
Income tax on hedges	(7)	2	8
Currency translation differences	(18)	1	10
Other comprehensive (loss) / income	(14)	(49)	7
Total comprehensive (loss) / income	(31)	15	197
Attributable to:
Equity holders of Constellium	(34)	10	195
Non-controlling interests	3	5	2
Total comprehensive (loss) / income	€ (31)	€ 15	€ 197